Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Summary of Option Activity
	Options	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	223,404	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – September 30, 2012	223,404	$1.00
Exercisable – September 30, 2012	223,404	$1.00

Summary of Option Outstanding and Exercisable
Options Outstanding				Options Exercisable

Rang of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	223,404	5 years	$1.00	223,404	$1.00

Schedule of Warrants Activity
	Options	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	345,400	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – September 30, 2012	345,400	$1.00
Exercisable – September 30, 2012	345,400	$1.00

Schedule of Warrants Outstanding and Exercisable
Warrants Outstanding				Warrants Exercisable

Rang of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	345,400	5 years	$1.00	345,400	$1.00